Document Information	12 Months Ended
Dec. 31, 2024
Document Information:
Document Type	2.01 SD
Amendment	true
Amendment Description	Inclusion of header missing from previous filing
CIK	0001119639
Registrant Name	PETROBRAS - PETROLEO BRASILEIRO SA
Period End Date	Dec. 31, 2024
Reporting Currency	USD
Alternative Reporting Regime	NR